Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 6:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2020	2019

Prepaid expenses	$3,581	$4,467
Government authorities	3,005	5,052
Related parties	615	183
Other	3,312	3,143

	$10,513	$12,845